As filed with the Securities and Exchange Commission on June 9, 2003

                                            1933 Act Registration No.: 333-18419
                                            1940 Act Registration No.: 811-05721
--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]

                        POST-EFFECTIVE AMENDMENT NO. 10                     [X]

                                      AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [_]

                               AMENDMENT NO. 59                             [X]

                  LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H
                          (Exact Name of Registrant)

                              American Legacy III


                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           1300 South Clinton Street
                             Post Office Box 1110
                          Fort Wayne, Indiana  46801
             (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, including Area Code:  (260)455-2000

                         Elizabeth A. Frederick, Esq.
                  The Lincoln National Life Insurance Company
                              1300 S. Clinton St.
                             Post Office Box 1110
                          Fort Wayne, Indiana  46801
                   (Name and Address of Agent for Service)

                                    Copy to:
                            Mary Jo Ardington, Esq.
                             1300 S. Clinton Street
                              Post Office Box 1110
                           Fort Wayne, Indiana 46801

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[X] immediately upon filing pursuant to paragraph (b) of Rule 485

[ ] on _____________, pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on _____________ pursuant to paragraph (a)(1) of Rule 485


                  Title of securities being registered:
 Interests in a separate account under individual flexible premium deferred variable annuity contracts.

                   The Lincoln National Life Insurance Company


                   Lincoln National Variable Annuity Account E

                               The American Legacy

                   Lincoln National Variable Annuity Account H

                               American Legacy II
                               American Legacy III
                           American Legacy III C-Share
                            American Legacy III Plus
                            American Legacy III View
                     American Legacy Shareholder's Advantage
                        (collectively, "American Legacy")

                          Supplement dated June 9, 2003
   to the Prospectus and Statement of Additional Information dated May 1, 2003

This supplement describes certain changes to the Prospectuses and Statements of Additional Information for the American Legacy contracts noted above, as follows.

Distribution of the contracts and Principal underwriter.

The following information applies to the above-referenced sections:

Beginning July 1, 2003, The Lincoln National Life Insurance Company ("Lincoln Life") will replace American Funds Distributors, Inc. as the principal underwriter and distributor of the American Legacy annuity contracts. This change will not impact the provisions of your variable annuity contract with Lincoln Life.

Lincoln Life will enter into selling agreements with various broker-dealers for sales of the American Legacy annuity contracts. Lincoln Life is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers (NASD). Lincoln Life does not plan to retain any commission for its duties as principal underwriter.

i4LIFE(SM) Advantage (Non-qualified Annuity Contracts Only)- Guaranteed Income Benefit.

Additional disclosure has been added to the above-referenced section, as follows:

If you change the Access Period and/or the frequency of the regular income payment under i4LIFE(SM) Advantage, the Guaranteed Income Benefit will terminate. If the Guaranteed Income Benefit is terminated, it can be re-elected after twelve (12) months, if the i4LIFE(SM) Advantage is restarted.

                Please keep this Supplement for future reference.

                                     PART A

The Prospectus for the American Legacy III variable annuity contracts is incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22, 2003.


                                     PART B

The Statement of Additional Information for the American Legacy III variable annuity contracts is incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22, 2003.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

                       REGISTRATION STATEMENT ON FORM N-4

                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

     (a)  List of Financial Statements

          1.   Part A.
               The Table of Condensed Financial Information is incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22, 2003.

          2.   Part B.
               The following financial statements for the Variable Account are incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22, 2003.

               Statement of Assets and Liabilities -- December 31, 2002 Statement of Operations -- Year ended December 31, 2002 Statements of Changes in Net Assets -- Years ended December 31,
                 2002 and 2001
               Notes to Financial Statements
               Report of Ernst & Young LLP, Independent Auditors

          3.   Part B.
               The following consolidated financial statements for The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22, 2003.

               Consolidated Balance Sheets -- December 31, 2002 and 2001 Consolidated Statements of Income -- Years ended December 31,
                 2002, 2001, and 2000
               Consolidated Statements of Shareholder's Equity -- Years ended
                 December 31, 2002, 2001, and 2000
               Consolidated Statements of Cash Flows -- Years ended December 31,
                 2002, 2001, and 2000
               Notes to Consolidated Financial Statements

               Report of Ernst & Young LLP, Independent Auditors

Item 24.                          (Continued)

               (b)  List of Exhibits

(1) Resolutions of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account H are incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 33-27783) filed on December 5, 1996.

(2)    None.

(3)(a) Form of Selling Group Agreement.

(4)(a) Variable Annuity Contract incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-18419) filed on April 1, 1997.

   (b) Amendment No. 1 effective July 1, 1999 to Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-18419) filed on March 28, 2000.

   (c) Amendment No. 2 to Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-18419) filed on March 28, 2000.

   (d) Variable Annuity Contract - version A incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-18419) filed on March 28, 2000.

   (e) Amendment No. 1 to Variable Annuity Contract - version A incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-18419) filed on March 28, 2000.

   (f) Amendment No. 2 to Variable Annuity Contract - version A and to Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-18419) filed on March 28, 2000.

   (g) Amendment No. 3 to Variable Annuity Contract - version A incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-18419) filed on March 28, 2000.

   (h) Amendment No. 4 to Variable Annuity Contract and to Variable Annuity Contract - version A incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-18419) filed on April 12, 2001.

   (i) Amendment No. 5 to Variable Annuity Contract and to Variable Annuity Contract - version A incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-18419) filed on April 12, 2001.

   (j) Amendment No. 6 (EEB Rider) to Variable Annuity Contract and to Variable Annuity Contract - version A incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-18419) filed on April 12, 2001.

   (k) Amendment No. 7 (I4L-Q) to Variable Annuity Contract and to Variable Annuity Contract - version A incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-18419) filed on April 9, 2002.

   (l) Amendment No. 8 (I4L-NQ) to Variable Annuity Contract and to Variable Annuity Contract - version A incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-18419) filed on April 9, 2002.

   (m) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-18419) filed on October 11, 2002.

   (n) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-18419) filed on October 11, 2002.

   (o) Individual Retirement Annuity Contract Amendment (28877-E) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22, 2003.

   (p) Individual Retirement Annuity Contract Amendment (28877-E) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22, 2003.

   (q) Roth Individual Retirement Annuity Endorsement (5305-RB) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22, 2003.

   (r) Contract Benefit Data (I4LA-CB) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22, 2003.

   (s) Contract Benefit Data (I4LA-CB-PR) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22, 2003.

   (t) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22, 2003.

   (u) Variable Annuity Income Rider (I4LA-Q-PR) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22, 2003.

   (v) Variable Annuity Income Rider (I4LA-NQ-PR) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22, 2003.

   (w) Variable Annuity Rider - GMWB (32793) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22, 2003.

   (X) Section 403(b) Annuity Endorsement (32481-I) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22, 2003.

   (y) Accumulated Benefit Enhancement Rider (32414) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22, 2003.

   (z) Estate Enhancement Death Benefit Rider (32151-A) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22, 2003.

  (aa) Enhanced Guaranteed Minimum Death Benefit Rider (32149) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22, 2003.

  (bb) Guarantee of Principal Death Benefit Rider (32148) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22, 2003.

(5) Application incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-18419) filed on April 9, 2002.

(6)(a) Articles of Incorporation of The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 1 (File No.333-40937) filed on November 9, 1998.

   (b) By-laws of The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 1
       (File No. 333-40937) filed on November 9, 1998.

(7)    Not applicable.

(8)(a) Services Agreement between Delaware Management Holdings, Inc., Delaware Service Company, Inc. and The Lincoln National Life Insurance Company is incorporated herein by reference to the Registration Statement of Lincoln National Growth & Income Fund, Form N-1A, Amendment No. 21 (File No. 2-80741) filed on April 10, 2000.

   (b) Amendment dated January 3, 2001 to Service Agreement between Delaware Management Holdings, Inc., Delaware Service Company, Inc. and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-18419) filed on April 9, 2002.

   (c) Participation Agreement incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-18419) filed on April 1, 1997.

   (d) Amendment to Participation Agreement incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-18419) filed on April 1, 1997.

   (e) Amendment dated October 15, 1999 to Participation Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File
       No. 333-63505) filed on March 28, 2000.

(9) Opinion and consent of Jeremy Sachs, Senior Counsel of The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-18419) filed on April 1, 1997.

(10)   Consent of Ernst & Young LLP, Independent Auditors.

(11)   Not applicable.

(12)   Not applicable.

(13) Schedule for Computation of Performance Quotations incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-18419) filed on April 1, 1997.

(14)   Not applicable.

(15) Organizational Chart of the Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-38270) filed on June 5, 2003.

(16) Powers of Attorney incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22, 2003.

Item 25.
                    DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name                  Positions and Offices with LNL
----                  ------------------------------

Jon A. Boscia**          President and Director

Lorry J. Stensrud*       Chief Executive Officer of Lincoln Retirement,
                         Executive Vice President, and Director

John H. Gotta***         Chief Executive Officer of Life Insurance, Executive
                         Vice President, and Director

Gary W. Parker***        Senior Vice President

Cynthia A. Rose*         Secretary and Assistant Vice President

Eldon J. Summers*        Second Vice President and Treasurer

Richard C. Vaughan**     Director

Elizabeth Frederick*     Senior Vice President and General Counsel

Janet Chrzan*            Senior Vice President, Chief Financial Officer and
                         Director

Bradley R. Skarie*       Director of Annuities Compliance

Christine Frederick***   Director of Life Compliance

See Yeng Quek****        Chief Investment Officer and Director

Barbara S. Kowalczyk**   Director

Jude T. Driscoll****     Director

*Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802-3506
**Principal business address is Center Square West Tower, 1500 Market Street-Suite 3900, Philadelphia, PA 19102-2112.
***Principal business address is 350 Church Street, Hartford, CT 06103 ****Principal business address is One Commerce Square, 2005 Market Street 39th floor, Philadelphia, PA 19103-3682

Item 26.
                 PERSONS CONTROLLED BY OR UNDER COMMON CONTROL
                       WITH THE DEPOSITOR OR REGISTRANT

      See Exhibit 15: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27.
                         NUMBER OF CONTRACTOWNERS

     As of April 30, 2003, there were 272,227 (variable and fixed) Contract Owners under Account H.


Item 28.                         Indemnification

     (a) Brief description of indemnification provisions.

         In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (LNL) provides that LNL will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LNL, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, LNL. Certain additional conditions apply to indemnification in criminal proceedings.

         In particular, separate conditions govern indemnification of directors, officers, and employees of LNL in connection with suits by, or in the right of, LNL.

         Please refer to Article VII of the By-Laws of LNL (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

 ITEM 29.  PRINCIPAL UNDERWRITER

(a) Lincoln National Variable Annuity Fund A (Group); Lincoln National Variable Annuity Fund A (Individual); Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln Life Variable Annuity Account N; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account Q; Lincoln Life Variable Annuity Account W; Lincoln Life Flexible Premium Variable Life Account Y; Lincoln National Variable Annuity Account 53.

(b) See Item 25.

    (c)   NA


Item 30.  Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company ("Lincoln Life"), 1300 S. Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by Delaware Management Company, One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103.

Item 31.  Management Services


Item 32.  Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d) The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES


(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 10 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 9th day of June, 2003.


                LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H
                (Registrant)
                American Legacy III

                By: /s/ Ronald L. Stopher
                    ------------------------------
                    Ronald L. Stopher
                    Vice President, The Lincoln National Life Insurance Company (Title)


                THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                (Depositor)

                By:  /s/ Rise' C. M. Taylor
                     ----------------------------------
                     Rise' C. M. Taylor
                     (Signature-Officer of Depositor)
                     Vice President, The Lincoln National Life Insurance Company (Title)



 (b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on June 9, 2003.


Signature                                 Title

   *                                      President and Director
----------------------------------
Jon A. Boscia                             (Principal Executive Officer)

   *                                      Executive Vice President,
----------------------------------
Lorry J. Stensrud                         Chief Executive Officer of
                                          Lincoln Retirement, and Director

   *                                      Senior Vice President, Chief
----------------------------------
Janet Chrzan                              Financial Officer and Director
                                          (Principal Accounting Officer and
                                          Principal Financial Officer)

   *                                      Director
----------------------------------
Barbara S. Kowalczyk

   *                                      Executive Vice President,
----------------------------------
John H. Gotta                             Chief Executive Officer of
                                          Life Insurance, and Director


   *                                      Director
----------------------------------
Richard C. Vaughan

   *                                      Director
----------------------------------
Jude T. Driscoll

   *                                      Chief Investment Officer and Director
----------------------------------
See Yeng Quek

*By /s/ Rise' C. M. Taylor                Pursuant to a Power of Attorney
 ---------------------------------
      Rise' C. M. Taylor